Kelly Hotel & Lodging Sector ETF
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.3%
	Consumer Discretionary Services 53.9%
808	Accor SA (a)(b)	$20,982
134	Choice Hotels International, Inc.	16,511
830	Dalata Hotel Group PLC (a)(b)	2,948
28	Fattal Holdings 1998 Ltd. (a)(b)	2,808
450	Hilton Grand Vacations, Inc. (a)	19,809
518	Hilton Worldwide Holdings, Inc.	73,877
330	Hyatt Hotels Corp. - Class A (a)	33,106
542	InterContinental Hotels Group PLC (b)	30,963
428	Marriott International, Inc. - Class A	70,770
152	Marriott Vacations Worldwide Corp.	22,645
420	Melia Hotels International SA (a)(b)	2,251
542	Playa Hotels & Resorts NV (a)	3,333
300	Resorttrust, Inc. (b)	5,235
584	Scandic Hotels Group AB (a)(b)	1,934
342	Travel + Leisure Co.	13,294
844	Whitbread PLC (b)	25,972
374	Wyndham Hotels & Resorts, Inc.	27,422
		373,860
	Media 8.6%
582	Airbnb, Inc. - Class A (a)	59,446

	Real Estate 36.8%
896	Apple Hospitality REIT, Inc.	15,286
3,400	CDL Hospitality Trusts (b)	2,928
200	Chatham Lodging Trust (a)	2,674
872	DiamondRock Hospitality Co.	8,205
614	Gaming and Leisure Properties, Inc.	32,302
1	Hoshino Resorts REIT, Inc. (b)	4,938
1,668	Host Hotels & Resorts, Inc.	31,592
18	Japan Hotel REIT Investment Corp. (b)	9,636
364	Pandox AB (a)(b)	4,454
922	Park Hotels & Resorts, Inc.	11,829
544	Pebblebrook Hotel Trust	9,058
668	RLJ Lodging Trust	8,096
224	Ryman Hospitality Properties, Inc.	20,503
674	Service Properties Trust	5,291
436	Summit Hotel Properties, Inc.	3,728
876	Sunstone Hotel Investors, Inc.	9,627
1,996	VICI Properties, Inc.	68,263
476	Xenia Hotels & Resorts, Inc. (a)	7,340
		255,750
	Total Common Stocks
	(Cost $767,241)	689,056

Kelly Hotel & Lodging Sector ETF
SCHEDULE OF INVESTMENTS (continued)
November 30, 2022 (Unaudited)

Number of Shares		Value
MONEY MARKET FUNDS 0.7%
5,010	First American Government Obligations Fund - Class X, 3.67% (c)	$5,010
	Total Money Market Funds
	(Cost $5,010)	5,010

	Total Investments 100.0%
	(Cost $772,251)	694,066

	Other Assets in Excess of Liabilities 0.0% (d)	169

	TOTAL NET ASSETS 100.0%	$694,235

(a) Non-Income Producing.
(b) U.S.-dollar denominated security of a foreign issuer.
(c) 7-day yield.
(d) Rounds to less than 0.1%.

Investment Valuation
The net asset value (“NAV”) per share of the Kelly Hotel & Lodging Sector ETF (the “Fund”) is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The Fund’s NAV per share is computed by dividing the Fund’s net assets by the number of shares outstanding. When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Kelly Strategic ETF Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Board”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Index. This may adversely affect the Fund’s ability to track its Index.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used to value the Fund’s investments as of November 30, 2022:

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$689,056	$-	$-	$689,056
Money Market Funds	5,010	-	-	5,010
Total	$694,066	$-	$-	$694,066

(a) See the Fund’s Schedule of Investments for sector classifications.